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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04933

PFM Funds

(Exact name of registrant as specified in charter)

213 Market Street

Harrisburg, Pennsylvania 17101

(Address of principal executive offices) (Zip code)

Registered Agent Solutions, Inc.

7288 Hanover Green Drive

Mechanicsville, VA 23111

(Name and address of agent for service)

Registrant's telephone number, including area code: (800) 338-3383

Date of fiscal year end: June 30

Date of reporting period: 7/1/19 to 12/31/19

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

REGISTRANT’S SEMI-ANNUAL REPORT TO SHAREHOLDERS FOR THE SIX-MONTH PERIOD ENDED DECEMBER 31, 2019 IS ATTACHED BELOW.

PFM Funds

Semi-Annual Report

December 31, 2019

Beginning on January 1, 2021, and as permitted by a rule adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports like this one will no longer be sent to you by mail, unless you specifically request that the Fund or your financial intermediary send you paper copies of these reports. Instead, shareholder reports will be made available on a website, and you will be notified by mail each time a report is posted and will be provided with a website link to access the report.

You may elect to receive electronic delivery of shareholder reports and other communications from the Fund by contacting the Fund at 1-800-338-3383 or, if you own your shares through a financial intermediary, by contacting your financial intermediary.

You may elect to receive all future shareholder reports of the Fund in paper free of charge. You can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by contacting the Fund at 1-800-338-3383. If you own shares through a financial intermediary, you may contact your financial intermediary or follow instructions included with this document to elect to continue to receive paper copies of your shareholder reports.

pfm FUNDS

For further information on the PFM Funds, call 1-800-338-3383 or visit us online at www.pfmfunds.com

PFM Funds (the “Trust”) files its complete schedule of month-end portfolio holdings on Form N-MFP and on its website listed above. The Trust’s Form N-MFP filings are available on the SEC’s website at http://www.sec.gov.

This semi-annual report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus. The prospectus can be obtained from PFM Fund Distributors, Inc., the Trust’s Distributor. The prospectus provides more complete information including charges and expenses. Please read the prospectus carefully before investing.

You can obtain a free copy of the Trust’s proxy voting guidelines either by calling 1-800-338-3383 or visiting the SEC’s website at http://www.sec.gov. In addition, you may obtain a free report on the Trust’s proxy voting record during the 12 months ended June 30, 2019 either by calling 1-800-338-3383 or visiting the SEC’s website at http://www.sec.gov.

MESSAGE FROM THE INVESTMENT MANAGER (UNAUDITED)

We are pleased to present the Semi-Annual Report for the PFM Funds (the “Trust”) for the six-month period ended December 31, 2019. Safety of principal and liquidity remain our top priorities when managing the Trust’s Government Select Series (the “Fund”).

Economic Update

The last six months has been solid on the data front, with measures including consumer confidence and unemployment signaling a healthy U.S. economy. Yet, concerns regarding U.S. and China trade talks, a slowing manufacturing sector, inflation below the Federal Reserve’s (the “Fed”) 2% target, and tepid global growth, prompted the Fed to cut interest rates three times during the period. With the Fed’s current target policy range at 1.50% to 1.75%, Fed Chair Jerome Powell set the bar for future rate decisions, explaining that, “As long as incoming information about the economy remains broadly consistent with [the current economic] outlook, the current stance of monetary policy likely will remain appropriate.”

The Fed’s patient stance was supported by a strong labor market, solid gross domestic product (“GDP”) growth, and inflation below but approaching the Fed’s symmetric 2% inflation target. The unemployment rate remained well below the Fed’s 4.1% estimate for the natural rate of unemployment1 over the period, and third quarter GDP printed at 2.1%, above the longer-run estimate of 1.9%1. While inflationary pressure to date has been lower-than-expected, the Fed’s preferred measure of inflation, Core PCE, is projected to reach its 2% target by 2021.

The U.S. Treasury yield curve steepened as the capital markets processed the Fed’s rate cuts and its economic projections. With shorter-term tenors anchored to Fed interest rate policy, yields on longer-term maturities moved higher amid strong economic data, softening U.S. and China trade talks, and the Fed’s more optimistic inflation forecast. With a steeper yield curve, the spread between 3-month and 10-year Treasuries un-inverted, widening back to its early 2019 levels. As of December 31, 2019, markets expected no interest rate moves by the Fed in 2020.

As the Fed’s monetary policy appears to be transitioning from a period of high activity (four rate hikes in 2018, followed by three rate cuts in 2019) to a period of patience, financial markets will likely turn their focus to domestic and international risks that could potentially change the Fed’s current stance. Markets are entering the new decade with no shortage of uncertainties: geopolitical risks in the Middle East and Hong Kong, rising populism in the European Union, Brexit in the United Kingdom, an improving, yet still unresolved trade conflict between the U.S. and China, a U.S. presidential election, and an increasing U.S. budget deficit. On the other hand, the International Monetary Fund (“IMF”) is projecting higher global GDP growth in 2020 relative to 20192, and the U.S. consumer is expected to receive support from strong labor market conditions.

Portfolio Strategy

Our portfolio management strategy during the period focused on positioning weighted average maturity to take advantage of the Fed’s rate cuts in September and October, identifying relative value between allowable sectors, and selecting securities that fit the objectives of the Fund. Over the period, our sector preferences adapted as markets evolved. During the summer months, repurchase agreements provided higher yields and issuer diversification compared to U.S. Treasury securities. In August, Federal Farm Credit floating rate notes provided value over comparable fixed rate securities. As repurchase agreements saw increased volatility in the fall, the portfolio was positioned to take advantage of mispricing opportunities ahead of the Fed’s intervention to stabilize the market. Towards the end of the year, U.S. Treasury TIPS and U.S. Treasury STRIPS were attractive.

The combination of the Fed’s new rate stance and its willingness to support liquidity for the overnight market, has resulted in a more normalized (positively sloped), yield curve for the money market sector. A small yield premium is available in longer-maturity money market securities. In other words, managing within a relatively flat yield curve environment will require a keen focus on active management and relative value strategies.

Given that short-term interest rates are highly dependent on the economic outlook and monetary policy, we remain alert for indicators that may signal Fed action going forward. We stand ready to adjust our portfolio strategy as markets evolve. As always, our primary objectives are to protect the value of the portfolio’s shares and to provide liquidity for investors. We will continue to work hard toward these goals while also focusing on opportunities for seeking increased investment yields in a prudent manner.

Respectfully,

PFM Asset Management LLC

January 31, 2020

(1)	Economic projections of Federal Reserve Board members and Federal Reserve Bank presidents, under their individual assumptions of projected appropriate monetary policy, December 2019

(2)	https://www.imf.org/external/datamapper/NGDP_RPCH@WEO/WEOWORLD

PFM Funds Semi-Annual Report | December 31, 2019   1

FINANCIAL HIGHLIGHTS (UNAUDITED)

Government Select Series - Institutional Class

For a share outstanding throughout each period(1)

	Six Months Ended
	December 31,		Year Ended June 30,
	2019		2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$1.000		$1.000	$1.000	$1.000	$1.000	$1.000
Income From Investment Operations
Net Investment Income	0.009		0.021	0.012	0.004	0.003	0.001
Total From Operations	0.009		0.021	0.012	0.004	0.003	0.001
Less: Distributions
Net Investment Income	(0.009)		(0.021)	(0.012)	(0.004)	(0.003)	(0.001)
Total Distributions	(0.009)		(0.021)	(0.012)	(0.004)	(0.003)	(0.001)
Net Asset Value, End of Period	$1.000		$1.000	$1.000	$1.000	$1.000	$1.000
Total Return	0.94	%(2)	2.12%	1.18%	0.41%	0.30%	0.07%
Ratios/Supplemental Data
Net Assets, End of Period (000)	$1,251,159		$1,049,888	$907,484	$948,853	$1,555,873	$1,815,312
Ratio of Expenses to Average Net Assets	0.21	%(3)	0.22%	0.23%	0.19%	0.16%	0.15%
Ratio of Expenses to Average Net Assets Before Fee Waivers	0.21	%(3)	0.22%	0.23%	0.20%	0.18%	0.18%
Ratio of Net Investment Income to Average Net Assets	1.83	%(3)	2.11%	1.18%	0.41%	0.28%	0.07%
Ratio of Net Investment Income to Average Net Assets Before Fee Waivers	1.83	%(3)	2.11%	1.18%	0.40%	0.26%	0.04%

(1)	Effective October 3, 2016, Government Select Series adopted a policy to invest at least 99.5% of its total assets in cash and the following types of high quality, short-term investments: U.S. government securities (including securities issued or guaranteed by the U.S. government or its agencies or instrumentalities) (“U.S. Government Securities”); repurchase agreements that are collateralized fully by U.S. Government Securities; and shares of other government money market funds that invest exclusively in the types of obligations in which Government Select Series is authorized to invest. It also adopted, effective on such date, a policy under which it invests, under normal market conditions, at least 80% of its net assets in: U.S. Government Securities, repurchase agreements that are collateralized fully by U.S. Government Securities; and shares of other government money market mutual funds. Prior to October 3, 2016, Government Select Series was known as Prime Series and invested in a broader range of money market obligations, including obligations of U.S. companies, financial institutions and municipalities. Investment performance for periods prior to October 3, 2016 is not reflective of the performance that Government Select Series would have achieved during these periods under its current investment policies.

(2)	Not annualized.

(3)	Annualized.

The accompanying notes are an integral part of these financial statements.

2      PFM Funds Semi-Annual Report | December 31, 2019

STATEMENT OF NET ASSETS (UNAUDITED)

Government Select Series

December 31, 2019

Maturity		Face
Date(1)	Rate(2)	Amount	Value
Government Agency & Instrumentality Obligations (83.24%)
Fannie Mae Notes
3/30/20	2.08%	$5,000,000	$4,991,529
4/30/20	1.64% (daily SOFR + 0.1%)(3)	15,000,000	15,000,000
5/22/20	1.55% (daily SOFR + 0.01%)(3)	26,000,000	25,996,923
7/30/20	1.60% (daily SOFR + 0.06%)(3)	15,000,000	15,000,000
Federal Farm Credit Banks Notes
1/10/20	1.96%	2,000,000	1,999,798
4/15/20	1.70% (1-month USD LIBOR - 0.035%)(3)	5,000,000	4,999,657
5/7/20	1.62%	27,500,000	27,471,122
5/29/20	1.75% (1-month USD LIBOR - 0.05%)(3)	25,100,000	25,086,877
6/26/20	1.79% (1-month USD LIBOR)(3)	20,000,000	20,000,000
9/10/20	1.77% (1-month USD LIBOR + 0.05%)(3)	10,000,000	10,000,000
11/27/20	1.62% (daily SOFR + 0.08%)(3)	20,000,000	20,000,000
12/28/20	1.87% (1-month USD LIBOR + 0.065%)(3)	10,000,000	10,002,004
3/18/21	1.66% (daily SOFR + 0.12%)(3)	7,000,000	7,000,000
5/5/21	1.76% (1-month USD LIBOR + 0.06%)(3)	25,000,000	24,997,707
Federal Home Loan Banks Discount Notes
5/22/20	1.61%	20,000,000	19,873,778
Federal Home Loan Banks Notes
1/14/20	1.69% (1-month USD LIBOR + 0.055%)(3)	11,300,000	11,299,595
1/17/20	1.59% (daily SOFR + 0.05%)(3)	8,000,000	8,000,000
1/17/20	1.59% (daily SOFR + 0.045%)(3)	25,000,000	25,000,000
2/21/20	1.58% (daily SOFR + 0.035%)(3)	10,000,000	10,000,000
3/23/20	1.84% (1-month USD LIBOR + 0.05%)(3)	20,000,000	20,000,000
3/26/20	1.84% (1-month USD LIBOR + 0.05%)(3)	17,000,000	17,000,000
3/27/20	1.61% (daily SOFR + 0.065%)(3)	15,000,000	15,000,000
5/1/20	1.74% (1-month USD LIBOR + 0.05%)(3)	35,000,000	35,000,000
5/11/20	1.62% (daily SOFR + 0.08%)(3)	30,000,000	30,000,000
7/17/20	1.64% (daily SOFR + 0.1%)(3)	20,000,000	20,000,000
10/1/20	1.64% (daily SOFR + 0.105%)(3)	5,000,000	5,000,000
1/22/21	1.59% (daily SOFR + 0.05%)(3)	15,000,000	15,000,000
Federal Home Loan Banks Notes (Callable)
6/16/20	1.94%	25,000,000	25,000,000
Freddie Mac Notes
4/13/20	1.54% (daily SOFR)(3)	75,000,000	74,993,341
5/22/20	1.57% (daily SOFR + 0.025%)(3)	20,000,000	19,997,972
Freddie Mac Notes (Callable)
6/26/20	2.06%	10,000,000	9,985,732
U.S. Treasury Bills
1/30/20	1.65%	50,000,000	49,933,864
U.S. Treasury Notes
1/15/20	1.66%	298,682,470	298,598,969
5/15/20	1.58%	20,000,000	19,993,992
1/31/21	1.64% (3-month USD T-Bill + 0.115%)(3)	35,000,000	34,975,725
4/30/21	1.66% (3-month USD T-Bill + 0.139%)(3)	10,000,000	9,992,515
U.S. Treasury STRIPS – Principal Only
8/15/20	1.71%	55,000,000	54,421,699
Total Government Agency & Instrumentality Obligations (Amortized Cost $1,041,612,799)			1,041,612,799

The notes to the financial statements are an integral part of the schedule of investments.

PFM Funds Semi-Annual Report | December 31, 2019      3

STATEMENT OF NET ASSETS (UNAUDITED)

Government Select Series

December 31, 2019

Maturity		Face
Date(1)	Rate(2)	Amount	Value

Repurchase Agreements (16.43%)
BofA Securities Inc.
1/7/20(4)	1.64%	$50,000,000	$50,000,000
(Dated 12/2/19, repurchase price $50,100,222, collateralized by: Fannie Mae securities, 4.00%, maturing 12/1/42, market value $21,246,419; and Freddie Mac securities, 3.50% - 4.50%, maturing 9/1/46 - 11/1/48, market value $29,753,581)
Credit Agricole Corporate and Investment Bank (NY)
1/2/20	1.60%	55,500,000	55,500,000
(Dated 12/31/19, repurchase price $55,504,933, collateralized by Freddie Mac securities, 3.00% - 4.00%, maturing 11/1/42 – 10/1/47, market value $56,615,032)
1/7/20(4)	1.64%	50,000,000	50,000,000
(Dated 12/2/19, repurchase price $50,100,222, collateralized by U.S. Treasury Notes, 2.875%, maturing 9/30/23 – 5/31/25, market value $51,072,127)
Goldman Sachs & Co
1/2/20	1.72%	50,000,000	50,000,000
(Dated 10/21/19, repurchase price $50,174,389, collateralized by Ginnie Mae securities, 3.00% - 4.00%, maturing 9/20/45 – 5/20/47, market value $51,177,877)
Total Repurchase Agreements (Amortized Cost $205,500,000)			205,500,000
Total Investments (99.67%) (Amortized Cost $1,251,158,990)			1,247,112,799
Other Assets and Liabilities, Net (0.33%)(5)			4,046,191
Net Assets (100.00%)			$1,251,158,990
Net Assets Consist of:
Institutional Class Shares (applicable to 1,251,158,990 outstanding shares of beneficial interest; unlimited shares authorized; no par value; equivalent to $1.00 per share)			$1,251,158,990

SOFR: Secured Overnight Financing Rate

LIBOR: London Inter-Bank Offered Rate

T-Bill: United States Treasury Bill Rate

(1)	Actual maturity dates unless otherwise noted.
(2)	Yield-to-maturity at original cost unless otherwise noted.
(3)	Floating rate instrument based on index parenthetically noted. Represents rate in effect on the report date.
(4)	Subject to put with 7-day notice.
(5)	Includes subscriptions receivable of $14,262, fees payable to PFM Asset Management LLC of $190,207, redemptions payable of $22,669 and subscriptions received in advance of $52,121. There were no fees payable to the Trust’s Independent Trustees at December 31, 2019.

The accompanying notes are an integral part of these financial statements.

4      PFM Funds Semi-Annual Report | December 31, 2019

STATEMENT OF OPERATIONS (UNAUDITED)

Government Select Series

Six Months Ended December 31, 2019

Investment Income
Interest Income	$12,040,301
Expenses
Investment Advisory Fees	413,051
Administrative Fees	118,015
Transfer Agent Fees:
Institutional Class Shares	472,058
Custody Fees	12,909
Cash Management Fees:
Institutional Class Shares	22,936
Audit Fees	21,241
Legal Fees	103,850
Trustee Fees and Expenses	22,688
Insurance Premiums	30,956
Registration Fees	19,646
Other Expenses	9,476
Total Expenses	1,246,826
Less Expenses Paid Indirectly	(14,744)
Net Expenses	1,232,082
Net Investment Income	10,808,219
Net Realized Gain on Sale of Investments	45,015
Net Increase in Net Assets Resulting from Operations	$10,853,234

The accompanying notes are an integral part of these financial statements.

PFM Funds Semi-Annual Report | December 31, 2019      5

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

Government Select Series

	Six Months Ended	Year Ended
	December 31,	June 30,
	2019	2019
INCREASE (DECREASE) IN NET ASSETS
Operations
Net Investment Income	$10,808,219	$21,577,989
Net Realized Gain on Sale of Investments	45,015	24,588
Net Increase in Net Assets	10,853,234	21,602,577
Distributions to Shareholders(1)
Distributable Earnings:
Institutional Class	(10,853,234)	(21,602,577)
Total Distributions	(10,853,234)	(21,602,577)
Capital Share Transactions (at $1.00 per share)
Issued:
Institutional Class Shares	6,220,682,490	10,970,622,605
Redeemed:
Institutional Class	(6,030,265,230)	(10,849,820,271)
Distributions Reinvested:
Institutional Class	10,853,234	21,602,577
Net Increase from Capital Share Transactions	201,270,494	142,404,911
Total Increase in Net Assets	201,270,494	142,404,911
Net Assets
Beginning of Period	1,049,888,496	907,483,585
End of Period	$1,251,158,990	$1,049,888,496

The accompanying notes are an integral part of these financial statements.

6      PFM Funds Semi-Annual Report | December 31, 2019

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

A.	ORGANIZATION

PFM Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end, management investment company. The Trust is currently comprised of one investment portfolio, interests in which are represented by a separate series of shares of the Trust: Government Select Series (previously known as Prime Series).

Government Select Series (the “Fund”) is a money market mutual fund designed and managed to suit the special cash management needs of institutions, such as municipalities, other governmental entities, universities, hospitals and not-for-profit organizations. Effective October 3, 2016, the Fund adopted a policy to invest at least 99.5% of its total assets in cash and the following types of high quality, short-term investments: U.S. government securities (including securities issued or guaranteed by the U.S. government or its agencies or instrumentalities) (“U.S. Government Securities”); repurchase agreements that are collateralized fully by U.S. Government Securities; and shares of other government money market funds. It also adopted, effective on such date, a policy under which it invests, under normal market conditions, at least 80% of its net assets in U.S. Government Securities, repurchase agreements that are collateralized fully by U.S. Government Securities and shares of other government money market funds. Prior to October 3, 2016, the Fund invested in a broader range of money market obligations, including obligations of U.S. companies, financial institutions and municipalities.

The Fund currently has established two classes of its shares: Institutional Class shares (“Institutional Class”) and CB Investors Class shares; however, as of December 31, 2019, the CB Investors Class shares had not yet commenced operations.

B.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund follows the accounting and reporting guidelines for investment companies in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts and disclosures reported in the financial statements and accompanying notes. Actual results could differ from those estimates. The following significant accounting policies are in conformity with GAAP:

1.	Securities are stated at fair value, which is determined by using the amortized cost method. This method involves valuing a portfolio security initially at its original cost and thereafter adjusting for amortization of premium or accretion of discount to maturity. Significant inputs to the amortized cost method include purchase cost of security, premium or discount at the purchase date and time to maturity. It is the Fund’s policy to compare the amortized cost values and market values of securities periodically throughout the month and as of the last business day of each month. Market value is determined by reference to quoted market prices.

2.	Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on sales of investment securities are those of specific securities sold. Interest income is recorded using the accrual method. Discounts and premiums are accreted and amortized, respectively, to interest income over the lives of the respective securities.

3.	Dividends from net investment income and net realized gains on investments are declared daily and unless a shareholder has elected to receive cash dividends, reinvested in additional shares of the Fund on the last day of each month. Income, common expenses and realized gains and losses are allocated to each class of shares of the Fund based on the relative net assets of each class when earned or incurred. Expenses specific to a class of shares, such as transfer agent and cash management fees, are allocated to the class of shares to which they relate.

4.	The Fund invests in repurchase agreements secured by U.S. Government Securities. Collateral for repurchase agreements is held by the Fund’s custodian bank until maturity of the repurchase agreement. The Fund also enters into tri-party repurchase agreements. Collateral pledged for tri-party repurchase agreements is held for the Fund by an independent third-party custodian bank until the maturity of the repurchase agreement. Provisions of each agreement require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default; however, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. GAAP requires balance sheet offsetting disclosures for derivatives, repurchase agreements and securities lending transactions to the extent that they are: (i) offset in the financial statements; or (ii) subject to an enforceable master netting arrangement or similar agreement. These disclosures are included within the Fund’s Statement of Net Assets under the section titled Repurchase Agreements. The total value of repurchase agreements held by the Fund at December 31, 2019 is $205,500,000 and they are collateralized by $209,865,036 of non-cash collateral.

PFM Funds Semi-Annual Report | December 31, 2019      7

5.	The Fund intends to continue to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code and to distribute to its shareholders all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements. At December 31, 2019, the cost of securities for federal income tax purposes is the same as the amounts reported for financial reporting purposes. All distributions paid by the Fund are considered ordinary income for federal income tax purposes.

6.	The Fund evaluates tax positions taken or expected to be taken in the course of preparing its tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. The Fund did not record any tax benefit or expense in the current period.

C.	SUBSEQUENT EVENTS

The Fund has evaluated subsequent events prior to the issuance of these financial statements. No events have taken place that meet the definition of a subsequent event that requires adjustment to or disclosure in these financial statements.

D.	FAIR VALUE MEASUREMENTS

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Fund discloses the fair values of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). The guidance establishes three levels of the fair value hierarchy as follows:

Level 1 – Quoted prices in active markets for identical assets.

Level 2 – Inputs other than quoted prices that are observable for the asset, including quoted prices for similar investments based on interest rates, credit risk and like factors.

Level 3 – Unobservable inputs for the assets, including the Fund’s own assumptions for determining fair value.

Portfolio investments are assigned a level based upon the observability of the inputs which are significant to the overall valuation. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The fair value of investments in other money market funds is based on the published net asset values per share of those funds. Money market securities are valued using amortized cost, in accordance with Rule 2a-7 under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities held by the Fund are categorized as Level 2.

E.	FEES AND CHARGES

PFM Asset Management LLC (“PFM”) is an investment adviser registered under the Investment Advisers Act of 1940. The Trust has entered into agreements with PFM to provide investment advisory, administration, and transfer agent services to the Fund.

The investment advisory fees payable by the Fund under its investment advisory agreement with PFM are calculated at the following annual percentage rates of the Fund’s average daily net assets:

Fund Average Daily Net Assets	Applicable Rate
First $2 billion	0.07%
Next $3 billion	0.065%
Next $5 billion	0.06%
Over $10 billion	0.05%

The administration fees payable by the Fund under its administration agreement with PFM are calculated at the annual rate of 0.02% of the average daily net assets of the Fund.

The transfer agency fees payable by the Fund attributable to the Institutional Class of shares under the Fund’s transfer agent agreement with PFM are calculated at the annual rate of 0.08% of the average daily net assets of the Institutional Class.

8      PFM Funds Semi-Annual Report | December 31, 2019

The Trust has adopted an Amended and Restated Distribution Plan (the “Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act, which permits the Institutional Class shares of the Fund to bear certain expenses relating to the distribution of its shares. PFM Fund Distributors, Inc. (the “Distributor”) serves as the distributor of shares of the Fund pursuant to a distribution agreement with the Trust. The Distributor is a wholly-owned subsidiary of PFM. No fee is payable by the Fund to the Distributor, however, the Distribution Plan authorizes the Fund to reimburse the Distributor for expenses incurred by the Distributor in connection with the sale, promotion and distribution of the Institutional Class shares, in an amount not to exceed 0.25% of the average daily net assets of the Fund attributable to shares of the Institutional Class in any year. Payments made under the Distribution Plan are made only as determined from time to time by the Trust’s Board of Trustees (the “Board”). For the six month period ended December 31, 2019, there were no expenses paid by the Institutional Class pursuant to the Distribution Plan.

The Trust pays fees to each Trustee who is not an “interested person,” as defined by the 1940 Act, of the Trust (an Independent Trustee”) and reimburses expenses incurred by them in connection with the discharge of their duties. The Trust also pays cash management fees and custody fees to its depository and custodian banks, audit fees, registration fees and other expenses. During the six months ended December 31, 2019, cash management fees payable by the Fund to its depository bank were reduced by $14,744 as a result of earnings credits from cash balances maintained with the bank.

The Trust has entered into agreements with various of its service providers which provide for indemnification against losses, costs, claims and liabilities arising from the performance of their obligations under such agreements, except for gross negligence or bad faith. The Trust has had no indemnification-related claims or payments pursuant to these or prior agreements, and the Trust’s management believes the likelihood of a claim being made is remote.

F.	GOVERNMENTAL ACCOUNTING STANDARDS

Under Governmental Accounting Standards (“GAS”), state and local governments and other municipal entities are required to disclose credit risk, concentration of credit risk, and interest rate risk for investment portfolios. Although the Fund is not subject to GAS, the following risk disclosures relating to the investment portfolio as of December 31, 2019 have been provided for the information of shareholders.

Credit Risk

The investment policies and investment restrictions of the Fund are set forth in the Fund’s Prospectus and Statement of Additional Information. Certain of the investment restrictions may not be changed without the approval of the holders of a majority of the outstanding shares of the Fund.

As of December 31, 2019, the Fund’s investment portfolio was comprised of investments which were, in aggregate, rated by Standard and Poor’s (“S&P”) as follows:

S&P Rating	%
AA+	56.9%
A-1+	1.6%
Exempt(1)	41.5%

(1)	Represents investments in U.S. Treasury securities, or repurchase agreements collateralized by U.S. Treasury securities, which are not considered to be exposed to overall credit risk per GAS.

The ratings in the preceding chart of investments held by the Fund include the ratings of collateral underlying repurchase agreements in effect at December 31, 2019.

Concentration of Credit Risk

The Fund may not purchase any security if, 25% or more of its total assets (valued at market value) would then be invested in the securities of issuers in the same industry (exclusive of U.S. Government Securities and obligations of domestic banks). The Fund may not buy the obligations of any issuer, other than U.S. Government Securities or shares of another money market fund, if more than 5% of the total assets of the Fund (valued at market value) would then be invested in obligations of that issuer, except that such 5% limitation does not apply to repurchase agreements collateralized by U.S. Government Securities.

Although the Fund may not lend money or assets, it can buy debt obligations or use deposit instruments in which it is permitted to invest (see “Investment Objective” in the Prospectus). The Fund can also enter into repurchase agreements. However, as a matter of operating (but not fundamental) policy, the Fund will not enter into a repurchase agreement maturing or subject to put in more than seven days if thereafter more than 5% of the value of its total assets would then consist of such repurchase agreements. The Fund may not sell securities short (i.e. sell securities that it does not own) and may not buy securities on margin. The Fund may not purchase securities of any other investment company if such purchase would cause the Fund to own more than 3% of the

PFM Funds Semi-Annual Report | December 31, 2019      9

outstanding shares of the other investment company. The Fund may not purchase an illiquid investment (including a repurchase agreement maturing or subject to put in more than seven days) if thereafter more than 5% of the value of its net assets would be invested in illiquid investments. Investments included in this 10% limit are: (i) those which are restricted (i.e., those which cannot be freely sold for legal reasons; (ii) fixed time deposits subject to withdrawal penalties having a maturity of more than seven days; (iii) repurchase agreements maturing or subject to put in more than seven days; and (iv) investments which are not readily marketable.

The Fund’s investments at December 31, 2019 included the following issuers which individually represented greater than 5% of the Fund’s total net assets:

Issuer	%
Credit Agricole Corporate and Investment Bank (NY)(1)	9.5%
Federal Farm Credit Banks	12.1%
Federal Home Loan Banks	20.5%
Freddie Mac	8.4%
U.S. Treasury	37.4%

(1)	This issuer is a counterparty to repurchase agreements entered into by the Fund. These repurchase agreements are fully collateralized by U.S. Government Securities.

Interest Rate Risk

The Fund’s investment policy seeks to limit exposure to market value fluctuations due to changes in interest rates by: (i) requiring that the Fund maintain a dollar-weighted average maturity of not greater than sixty days; and (ii) requiring that any investment securities purchased by the Fund have remaining maturities of 397 days or less. The dollar-weighted average maturity of the investment portfolio of the Fund at December 31, 2019 was 31 days. The value and weighted average maturity of the types of investments held by the Fund at December 31, 2019 are as follows:

		Weighted Average
Type of Investments	Value	Maturity
Cash and Cash Equivalents	$769,357	1 Day
U.S. Government Agency Discount Notes	19,873,778	142 Days
U.S. Government Agency Notes	553,822,257	24 Days
U.S. Treasury Bills	49,933,864	30 Days
U.S. Treasury Notes	363,561,201	21 Days
U.S. Treasury STRIPS	54,421,699	226 Days
Repurchase Agreements	205,500,000	4 Days
Total	$1,247,882,156

The weighted average maturities shown above are calculated based on the stated maturity dates with the following exceptions: (i) floating or variable rate securities are assumed to have an effective maturity of the date upon which the security’s interest rate next resets; (ii) the effective maturity of callable securities is assumed to be its stated maturity unless the security had been called as of the reporting date, in which case the effective maturity is deemed to be its called date; (iii) for instruments subject to demand features, the effective maturity is assumed to be the period remaining until the principal amount of the security may be recovered through the demand feature; and (iv) the effective maturity of cash and cash equivalents is assumed to be one day.

G.	RECENT REGULATORY REPORTING UPDATES

In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2018-13, Fair Value Measurement (Topic 820), Disclosure Framework-Changes to the Disclosure Requirements for Fair Value Measurement which removes, modifies and adds disclosures to Topic 820. The amendments in this ASU 2018-13 (“the ASU”) apply to all entities that are required, under existing GAAP, to make disclosures about recurring or nonrecurring fair value measurements. The amendments in the ASU are effective for all entities for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Management has evaluated the impact of the amendments and elected to early adopt the ASU. The adoption of the ASU did not have a material impact on the disclosure and presentation of the financial statements of the Fund.

10      PFM Funds Semi-Annual Report | December 31, 2019

PFM FUNDS BOARD OF TRUSTEES AND OFFICERS (UNAUDITED)

Each Trustee serving on the Board was elected by shareholders of the Trust. Under the Trust’s bylaws, each Trustee holds office until a successor is selected and qualified or until earlier resignation or removal. Vacancies on the Board may be filled by the Board subject to restrictions imposed by the 1940 Act, which are described in the Fund’s Statement of Additional Information.

The following table sets forth information about the Trust’s Trustees and Officers.

Name, Position Held with Trust, (Served	Principal Occupation(s) During the Past Five Years (Number of Portfolios in
Since), Birthyear, Other Directorships Held	Fund Complex Overseen by Trustee)
Michael P. Flanagan Trustee (2008), Chairman of the Board (2018) Birthyear: 1949 Other directorships: None	Retired. State Superintendent of Education, State of Michigan, 2005 to 2015; (1)

Jeffrey A. Laine Trustee (1986), Chairman of the Audit Committee (2008) Birthyear: 1957 Other directorships: None	President, Commonwealth Financial Group, 1994 to present; President, Laine Financial Group, Inc. (an investment advisory firm) 1992 to present; formerly,President and Treasurer of the Trust (1986 to 2008); (1)

Brian M. Marcel Trustee (2008), Chairman of the Nominating and Governance Committee (2018) Birthyear: 1962 Other directorships: Michigan Liquid Asset Fund Plus	Assistant Superintendent, Administrative & Support Services, Washtenaw Intermediate School District, 1994 to present; (1)

PFM Funds Semi-Annual Report | December 31, 2019      11

INDEPENDENT TRUSTEES
OFFICERS AND AFFILIATED TRUSTEES

Name, Position Held with Trust, (Served Since),	Principal Occupation(s) During the Past Five Years (Number of Portfolios in
Birthyear, Other Directorships Held	Fund Complex Overseen by Trustee)
Martin P. Margolis Trustee (1996) & President (2008) Birthyear: 1944 Other directorships: None	President, Manager and Managing Director, PFM Asset Management LLC, 2001 to present; President and Director, PFM Fund Distributors,Inc., 2001 to present; Treasurer and Director, Public Financial Management, Inc.* (a financial advisory firm) 1986 to present; Vice President and Manager, PFM I, LLC, 2009 to present; (1)

Barbara L. Fava**	Managing Director, PFM Asset Management LLC, 2001 to present
Vice President (2008)
Birthyear: 1959
Other directorships: None

Daniel R. Hess	Managing Director, PFM Asset Management LLC, 2001 to present
Secretary (2012) and Treasurer (2019)
Birthyear: 1974
Other directorships: None

Leo J. Karwejna Chief Compliance Officer (2012) Birthyear: 1976 Other directorships: None	Chief Compliance Officer and Managing Director, PFM Asset Management LLC, 2011 to present; Vice President – Chief Compliance Officer, Prudential Investment Management, 2008 to 2011

* Public Financial Management, Inc. is related to the Adviser.

** Ms. Fava resigned as Vice President on February 19, 2020, after which Mr. Brian J. Sanker was appointed Vice President. Mr. Sanker is a Director at PFM Asset Management LLC, which he joined in 2004.

Through September 30, 2019, each Independent Trustee received from the Trust an annual retainer of $6,000 plus $750 for each Board or Committee meeting attended in person and $500 for each meeting attended by telephone. The Chairman of the Board received an additional $1,500 annual retainer, and the Chairman of each committee of the Board receives an additional $1,250 annual retainer. Effective October 1, 2019, the annual retainer each Independent Trustee receives increased from $6,000 to $9,000 and the annual retainer paid to the Chair of each committee increased from $1,250 to $1,500. Fees for attending committee meetings are not paid if such meetings are held the same day as a Board meeting. The Trust does not pay retirement or pension benefits to any of its officers or Trustees and does not pay compensation to officers of the Trust affiliated with the Adviser or the Distributor. For the six month period ended December 31, 2019, total fees paid to the Independent Trustees were $17,125.

The Trust has previously established an Advisory Board; however at December 31, 2019 there were no members of the Advisory Board. Members of the Advisory Board do not receive compensation from the Trust.

The Board has established an Audit Committee, which consists of all of the Independent Trustees and operates in accordance with the Committee’s charter. The Audit Committee’s functions are: to oversee the accounting and financial reporting policies and practices and internal controls of the Trust and, as appropriate, the internal controls of certain service providers to the Trust; to oversee the quality and objectivity of the Trust’s financial statements and the independent audit thereof; to act as a liaison between the Trust’s independent registered public accounting firm and the Board; and to undertake such other functions as the Board may deem appropriate from time to time. The Audit Committee met once during the six months ended December 31, 2019.

The Board has established a Nominating and Governance Committee, which operates in accordance with the Committee’s charter and consists of all of the Independent Trustees. The Nominating and Governance Committee’s function is to oversee the composition and governance of the Board and its various committees. The Nominating and Governance Committee met once during the six months ended December 31, 2019.

The mailing address of each Trustee and Officer is 213 Market Street, Harrisburg, PA 17101.

The Fund’s Statement of Additional Information (“SAI”) includes additional information about the Trustees and Officers, and is available, without charge, upon request by calling (800) 338-3383.

12      PFM Funds Semi-Annual Report | December 31, 2019

INFORMATION ABOUT FUND EXPENSES (UNAUDITED)

As a shareholder of the Fund, it is important for you to understand the costs associated with your investment. Mutual fund costs can generally be categorized as two types: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. The Fund does not charge its shareholders transaction-based fees; however, as with all mutual funds, the Fund incurs operating expenses. So when invested in the Fund, you will incur ongoing costs, including management fees and other operating expenses of the Fund.

The example in the table that follows is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. This example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended December 31, 2019. This example illustrates the Fund’s expenses in two ways:

Actual Returns and Expenses: The first section of the table below provides information to help you estimate the actual dollar amount of ongoing expenses (but not transaction costs) you paid on a $1,000 investment in the Fund using its actual return during the period. Simply divide your account value by $1,000, then multiply the result by the number in the line under the heading titled “Expenses Paid per $1,000 During Period” to estimate the expenses you paid on your account with the Fund during this period.

Hypothetical 5% Returns and Actual Expenses: The second section of the table below is intended to help you compare the Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. This is not the Fund’s actual rates of return, but is useful in making comparisons of the costs of investing in the Fund and other mutual funds. To do so, compare this 5% hypothetical cost with the actual fund expenses and 5% hypothetical cost examples that appear in the shareholder reports of other mutual funds.

Expenses and Value of a $1,000 Investment in the Fund

for the Six Months Ended December 31, 2019

Based on Actual Fund Expenses	Beginning	Ending	Expenses Paid per
and Returns	Account Value	Account Value	$1,000 During Period(1)
GovSelect Series Institutional Class Shares	$1,000.00	$1,009.42	$1.06

Based on Actual Fund Expenses and a Hypothetical 5% Return
GovSelect Series Institutional Class Shares	$1,000.00	$1,024.08	$1.07

(1)	Expenses are equal to the annualized expense ratio of 0.21% for the Institutional Class during the most recent fiscal half-year, multiplied by the average account value over the period, multiplied by 184 days in the period then divided by 366.

Please note that the expenses shown in the preceding table are meant to highlight your ongoing costs only and do not reflect any transactional costs. The “Expenses Paid per $1,000 During Period” line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. As noted above, the Fund does not charge its shareholders transaction-based fees; however, other funds to which the Fund is compared may charge such fees. If transactional-based fees were included in the 5% hypothetical example above, the overall costs of investing would be higher.

PFM Funds Semi-Annual Report | December 31, 2019      13

213 Market Street Harrisburg, Pennsylvania 17101 1-800-338-3383

Investment Adviser, Administrator & Transfer Agent

PFM Asset Management LLC
213 Market Street
Harrisburg, Pennsylvania 17101

Distributor
PFM Fund Distributors, Inc.
213 Market Street
Harrisburg, Pennsylvania 17101

Custodian
Wells Fargo Bank, N.A.
608 2nd Avenue South
Minneapolis, Minnesota 55479

Depository Bank
U.S. Bank, N.A.
60 Livingston Avenue
St. Paul, Minnesota 55107

Independent Registered Public Accounting Firm

Ernst & Young LLP
One Commerce Square, Suite 700
2005 Market Street
Philadelphia, Pennsylvania 19103

Legal Counsel
Schulte Roth & Zabel LLP
919 Third Avenue
New York, New York 10022

5457 • 2/20

Item 2. Code of Ethics.

NOT APPLICABLE TO THE REGISTRANT’S SEMI-ANNUAL REPORT DATED DECEMBER 31, 2019.

Item 3. Audit Committee Financial Expert.

NOT APPLICABLE TO THE REGISTRANT’S SEMI-ANNUAL REPORT DATED DECEMBER 31, 2019.

Item 4. Principal Accountant Fees and Services.

NOT APPLICABLE TO THE REGISTRANT’S SEMI-ANNUAL REPORT DATED DECEMBER 31, 2019.

Item 5. Audit Committee of Listed Registrants

NOT APPLICABLE; THE REGISTRANT IS NOT A LISTED ISSUER AS DEFINED IN RULE 10A-3 UNDER THE SECURITIES EXCHANGE ACT OF 1934.

Item 6. Schedule of Investments

NOT APPLICABLE; THE REGISTRANT’S SCHEDULES OF INVESTMENTS ARE INCLUDED IN THE REGISTRANT’S SEMI-ANNUAL REPORT TO SHAREHOLDERS, INCLUDED IN ITEM 1 OF THIS FILING.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

NOT APPLICABLE; THE REGISTRANT IS AN OPEN-END MANAGEMENT INVESTMENT COMPANY.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

NOT APPLICABLE; THE REGISTRANT IS AN OPEN-END MANAGEMENT INVESTMENT COMPANY.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

NOT APPLICABLE; THE REGISTRANT IS AN OPEN-END MANAGEMENT INVESTMENT COMPANY.

Item 10. Submission of Matters to a Vote of Security Holders.

THERE HAVE BEEN NO MATERIAL CHANGES TO THE PROCEDURES BY WHICH SHAREHOLDERS MAY RECOMMEND NOMINEES TO THE REGISTRANT’S BOARD.

Item 11. Controls and Procedures.

(a) THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER HAVE CONCLUDED THAT THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES (AS DEFINED IN RULE 30a-3(c) UNDER THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED (THE "1940 ACT")) ARE EFFECTIVE BASED ON THEIR EVALUATION OF THESE CONTROLS AND PROCEDURES REQUIRED BY RULE 30a-3(b) UNDER THE 1940 ACT AS OF A DATE WITHIN 90 DAYS OF THE FILING DATE OF THIS DOCUMENT.

(b) THERE WERE NO CHANGES IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING (AS DEFINED IN RULE 30a-3(d) UNDER THE 1940 ACT) THAT OCCURRED DURING THE PERIOD COVERED BY THIS REPORT THAT HAS MATERIALLY AFFECTED, OR IS REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT’S INTERNAL CONTROL OVER FINANCIAL REPORTING.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

NOT APPLICABLE; THE REGISTRANT IS AN OPEN-END MANAGEMENT INVESTMENT COMPANY.

Item 13. Exhibits.

(a)(1) NOT APPLICABLE TO THE REGISTRANT’S SEMI-ANNUAL REPORT DATED DECEMBER 31, 2019.

(a)(2) THE CERTIFICATIONS OF THE PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER OF THE REGISTRANT REQUIRED BY RULE 30a-2(a) OF THE 1940 ACT ARE ATTACHED HERETO AS EXHIBIT 99.CERT.

(a)(3) NOT APPLICABLE; THE REGISTRANT IS AN OPEN-END MANAGEMENT INVESTMENT COMPANY.

(a)(4) NOT APPLICABLE.

(b) THE CERTIFICATIONS OF THE PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER OF THE REGISTRANT REQUIRED BY RULE 30a-2(b) OF THE 1940 ACT ARE ATTACHED AS EXHIBIT 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	PFM Funds

By (Signature and Title)*	/s/ Martin P. Margolis
Martin P. Margolis, President

Date	3/4/2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Martin P. Margolis
Martin P. Margolis, President

Date	3/4/2020

By (Signature and Title)*	/s/ Daniel R. Hess
Daniel R. Hess, Treasurer

Date	3/4/2020

* Print the name and title of each signing officer under his or her signature.